Derivative Instruments - Interest Rate Swap Agreements (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Interest Rate Swap
Derivative [Line Items]
Notional Amount	$ 1,702,525,000
Fair Value / Carrying Amount of Assets (Liability)	$ (168,247,000)
Interest Rate Swap | Minimum
Derivative [Line Items]
Range of credit facility margin (as a percent)	0.90%
Interest Rate Swap | Maximum
Derivative [Line Items]
Range of credit facility margin (as a percent)	3.75%
U.S. Dollar-denominated interest rate swaps
Derivative [Line Items]
Notional Amount	$ 700,000,000
Fair Value / Carrying Amount of Assets (Liability)	$ (127,985,000)
Weighted- Average Remaining Term (years)	7 years 6 months
Fixed Interest Rate	4.30%
U.S. Dollar-denominated interest rate swaps
Derivative [Line Items]
Notional Amount	$ 1,002,525,000
Fair Value / Carrying Amount of Assets (Liability)	$ (40,262,000)
Weighted- Average Remaining Term (years)	4 years
Fixed Interest Rate	2.90%
Extension of termination option, period	2 years